Related Party Revenue Fees Earned by and Expenses Reimbursable (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Total advisory revenue			$ 4,042
Total property management revenue	$ 8,712	$ 0	8,156	$ 0	$ 0
Insurance premiums			206
REIT II
Related Party Transaction [Line Items]
Total advisory revenue			3,238
Insurance premiums	$ 80		206
REIT III
Related Party Transaction [Line Items]
Total advisory revenue			650
Insurance premiums			0
Necessity Retail Partners
Related Party Transaction [Line Items]
Total advisory revenue			105
Insurance premiums			0
Other Parties
Related Party Transaction [Line Items]
Total advisory revenue			49
Insurance premiums			0
Acquisition Fees
Related Party Transaction [Line Items]
Revenue from related parties			737
Acquisition Fees | REIT II
Related Party Transaction [Line Items]
Revenue from related parties			218
Acquisition Fees | REIT III
Related Party Transaction [Line Items]
Revenue from related parties			519
Acquisition Fees | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties			0
Acquisition Fees | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties			0
Asset Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			3,091
Asset Management Fees | REIT II
Related Party Transaction [Line Items]
Revenue from related parties			2,878
Asset Management Fees | REIT III
Related Party Transaction [Line Items]
Revenue from related parties			59
Asset Management Fees | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties			105
Asset Management Fees | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties			49
Due Diligence Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties			214
Due Diligence Reimbursements | REIT II
Related Party Transaction [Line Items]
Revenue from related parties			142
Due Diligence Reimbursements | REIT III
Related Party Transaction [Line Items]
Revenue from related parties			72
Due Diligence Reimbursements | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties			0
Due Diligence Reimbursements | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties			0
Property Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			1,790
Property Management Fees | REIT II
Related Party Transaction [Line Items]
Revenue from related parties			1,518
Property Management Fees | REIT III
Related Party Transaction [Line Items]
Revenue from related parties			15
Property Management Fees | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties			230
Property Management Fees | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties			27
Leasing Commissions
Related Party Transaction [Line Items]
Revenue from related parties			1,009
Leasing Commissions | REIT II
Related Party Transaction [Line Items]
Revenue from related parties			782
Leasing Commissions | REIT III
Related Party Transaction [Line Items]
Revenue from related parties			15
Leasing Commissions | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties			196
Leasing Commissions | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties			16
Construction Management Fees
Related Party Transaction [Line Items]
Revenue from related parties			412
Construction Management Fees | REIT II
Related Party Transaction [Line Items]
Revenue from related parties			365
Construction Management Fees | REIT III
Related Party Transaction [Line Items]
Revenue from related parties			4
Construction Management Fees | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties			36
Construction Management Fees | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties			7
Expenses and Reimbursements
Related Party Transaction [Line Items]
Revenue from related parties			550
Expenses and Reimbursements | REIT II
Related Party Transaction [Line Items]
Revenue from related parties			339
Expenses and Reimbursements | REIT III
Related Party Transaction [Line Items]
Revenue from related parties			69
Expenses and Reimbursements | Necessity Retail Partners
Related Party Transaction [Line Items]
Revenue from related parties			65
Expenses and Reimbursements | Other Parties
Related Party Transaction [Line Items]
Revenue from related parties			77
Property Management Agreement
Related Party Transaction [Line Items]
Total property management revenue			3,761
Property Management Agreement | REIT II
Related Party Transaction [Line Items]
Total property management revenue			3,004
Property Management Agreement | REIT III
Related Party Transaction [Line Items]
Total property management revenue			103
Property Management Agreement | Necessity Retail Partners
Related Party Transaction [Line Items]
Total property management revenue			527
Property Management Agreement | Other Parties
Related Party Transaction [Line Items]
Total property management revenue			$ 127